Exhibit 99.8

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	434	24.74%
No Delinquency, At Least One Month Missing	7	0.40%
Delinquency, No Missing Data	1258	71.72%
Delinquency, At Least One Month Missing	21	1.20%
Total	1754	100.00%